Equity Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Equity [Abstract]
Equity Transactions

26. Stockholder’s Equity

The Company is authorized to issue 10,000,000,000 shares of $.001 par value common stock and 10,000,000 shares of $.001 par value preferred stock. On April 22, 2020, the Company filed an amendment to increase the total authorized shares to 10,010,000,000 – 10,000,000,000 of which are designated as common stock, par $0.001 per share and 10,000,000 of which are designated as preferred stock, par value $0.001 per share.

Share issuance during the three months ended September 30, 2021

During the three months ended September 30, 2021, the Company issued 375,600,448 shares of common stock for debt conversions in a total amount of $385,266.

During the three months ended September 30, 2021, the Company issued 660,571,429 shares of common stock in exchange for the Lemon Glow acquisition for a total fair value of $1,849,600.

During the three months ended September 30, 2021, the Company issued 2,000,000 shares of series B preferred stock in exchange for the Lemon Glow acquisition in total fair value of $5,600,000.

Share issuance during the three months ended December 31, 2021

During the three months ended December 31, 2021, the Company issued 214,285,714 shares of common stock for debt conversions in a total amount of $150,000.

During the three months ended December 31, 2021, the Company issued 369,999,999 shares of common stock for total cash of $444,000.

As of December 31, 2021 and June 30, 2021, the Company had 9,022,993,267 and 7,402,535,677 shares of its common stock issued and outstanding, respectively.

As of December 31, 2021 and June 30, 2021, the Company had 2,541,500 and 541,500 shares of its series B preferred stock issued and outstanding, respectively.

As of December 31, 2021 and June 30, 2021, the Company had 1 and 1 share of its series C preferred stock issued and outstanding, respectively.

Sugarmade, Inc. and Subsidiaries

Notes to Unaudited Condensed Consolidated Financial Statements

December 31, 2021

31. Equity Transactions

The Company is authorized to issue 10,000,000,000 shares of $.001 par value common stock and 10,000,000 shares of $.001 par value preferred stock.

As of June 30, 2020, the Company had 1,763,277,230 shares of its common stock issued and outstanding and 3,541,500 shares of its preferred stock issued and outstanding.

During the year ended June 30, 2021, the Company issued 2,620,000,001 shares of common stock for cash in total amount of $4,171,000.

During the year ended June 30, 2021, the Company issued 2,451,338,059 shares of common stock to convert the convertible notes with accrued interest in total amount of $2,560,369.

During the periods from December 14, 2014 through March 31, 2015, the Company issued 2,000,000 shares of Series A preferred stock from an EB5 Program Investment. Five years from the date of issue (the “Conversion Date”), assuming Investor is approved for l-526, and each Preferred Share will automatically convert into that number of Common Shares having a “fair market value” of the Initial Investment plus a five (5) percent annualized return on Initial Investment, Fair market value will be determined by averaging the closing sale price of a Common Share for the 40 trading days immediately preceding the date of conversion on the U.S. stock exchange on which Common Shares are publicly traded. Should the Investor be unsuccessful in liquidating the Common Shares within 90 days after the Conversion Date, the Company shall buy back total Common Shares owned by Investor at a fixed amount of $500,000.00 plus 5% ROI per annum.

During the year ended June 30, 2021, those shares were automatically converted into 360,647,019 of common shares with a fair market value of $2,000,000 of initial investment plus a five percent annualized return on initial investment (“ROI”), or total ROI of $500,000.

During the year ended June 30, 2021, the Company issued 187,673,367 shares of common stock for service compensation in total fair value of $455,894.

During the year ended June 30, 2021, the Company issued 19,600,000 shares of common stock for shares subscribed in prior year in total fair value of $196,000.

On May 11, 2021, the Company and Jimmy Chan, the Chief Executive Officer, Chief Financial Officer, and a Director of the Company, entered into the Stock Redemption Agreement, dated as of May 11, 2021, with the Company. Pursuant to the terms of the Stock Redemption Agreement, Mr. Chan agreed to sell, and the Company agreed to purchase, 1,000,000 shares of the Company’s Series B Stock held by Mr. Chan in exchange for $1.00 in cash consideration. The Stock Purchase closed on May 11, 2021, and after the close of the Stock Purchase, the 1,000,000 shares of the Series B Stock previously held by Mr. Chan were returned to the status of authorized but unissued shares of Series B Stock of the Company.

As of June 30, 2021, the Company had 7,402,535,677 shares of its common stock issued and outstanding.

As of June 30, 2021, the Company had 541,500 shares of its Series B preferred stock issued and outstanding.